Long-Term Debt - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2021 USD ($)
Debt Instrument [Line Items]
Subordinated debt, debt raised during the year		₨ 3,565.0	₨ 5,435.0
Other long term debt, debt raised during the year		478,424.2	264,669.7
Perpetual debt, debt raised during the year		0.0	2,000.0
Other long-term debt	[1]	964,014.9	808,222.0	$ 13,180.4
Foreign currency borrowings
Debt Instrument [Line Items]
Other long-term debt		51,188.9	59,392.3
Functional currency borrowings
Debt Instrument [Line Items]
Other long-term debt		₨ 912,826.0	₨ 748,829.7

[1]	Includes securities sold under repurchase agreements amounting to Rs. 17,260.0 million with stated interest rate of 5.15% per annum and Rs. 90,200.0 (USD 1,233.3 million) with stated interest rate of 4.0% per annum for the year ended March 31, 2020 and March 31, 2021, respectively, under RBI long-term repo operation with a three- year maturity period.